LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Long-Lived Assets [Table Text Block]
	Useful	Year Ended December 31,
	Lives	2014	2013

Machinery and equipment	3-5 years	$33,682	$33,503
Less: accumulated depreciation		(9,467)	(2,230)
Property and equipment, net		$24,215	$31,273